VESSELS AND EQUIPMENT, NET (Schedule of Vessels and Equipment) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 containership	Dec. 31, 2017 USD ($)	Dec. 31, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 Rate	Dec. 31, 2016 vessel	Feb. 29, 2016 vessel
Property, Plant and Equipment [Abstract]
Document Period End Date	Dec. 31, 2018
Property, Plant and Equipment, Gross				$ 1,955,880
Charterhire, percentage rate | Rate					1
Number of newbuilding container vessels disposed	1		1			1	1
Number of vessels transferred from operating lease assets to sales type assets		1
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment				396,168
Property, Plant and Equipment, Net		$ 1,762,596		$ 1,559,712